Share-Based Payment Transactions (Details Textual)	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Nov. 11, 2019 $ / shares shares	Mar. 11, 2019 $ / shares shares	Jan. 31, 2019 $ / shares shares	Jan. 31, 2019 ₪ / shares shares
Share Based Payment Transactions (Textual)
Grant of unlisted options exercisable | shares	1,134,653	736,155	451,266
Exercise price per share	$ 1.39	$ 2.41	$ 2.41
Range of exercise prices lower limit	0.08	0.08	0.08
Range of exercise prices upper limit	$ 4.66	$ 4.66	$ 4.66
Weighted average remaining contractual life	7 years 11 months 4 days	7 years 7 months 21 days	8 years 4 months 17 days
Employee One [Member]
Share Based Payment Transactions (Textual)
Grant of unlisted options exercisable | shares						340,000	340,000
Exercise price per share						$ 0.68
Employee One [Member] | NIS [Member]
Share Based Payment Transactions (Textual)
Exercise price per share | ₪ / shares							₪ 2.344
Employee Two [Member]
Share Based Payment Transactions (Textual)
Grant of unlisted options exercisable | shares						340,000	340,000
Exercise price per share						$ 0.68
Employee Two [Member] | NIS [Member]
Share Based Payment Transactions (Textual)
Exercise price per share | ₪ / shares							₪ 2.344
Senior Officer [Member]
Share Based Payment Transactions (Textual)
Grant of unlisted options exercisable | shares						340,000	340,000
Exercise price per share						$ 0.68
Senior Officer [Member] | NIS [Member]
Share Based Payment Transactions (Textual)
Exercise price per share | ₪ / shares							₪ 2.344
Chief Executive Officer [Member]
Share Based Payment Transactions (Textual)
Grant of unlisted options exercisable | shares					400,000
Exercise price per share					$ 0.68
Chief Executive Officer [Member] | NIS [Member]
Share Based Payment Transactions (Textual)
Exercise price per share					$ 2.344
Director [Member]
Share Based Payment Transactions (Textual)
Options vesting period	4 years
Shareholder [Member]
Share Based Payment Transactions (Textual)
Options vesting period	48 months
Consultant [Member]
Share Based Payment Transactions (Textual)
Grant of unlisted options exercisable | shares				500,000
Exercise price per share				$ 0.08
Options vesting period	48 months
Consultant [Member] | NIS [Member]
Share Based Payment Transactions (Textual)
Exercise price per share				$ 0.28